Loans - Disclosure of Loans and Receivables (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unearned income	$ 689	$ 591
Gross amount	520,156	454,770
Denominated in U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	111,800	83,300
Denominated in other foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	9,800	9,300
Residential mortgages [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	4	16
Business and government [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	$ 963	$ 25,983